Loans - Age Analysis of Past Due Loans (Including Non-Accrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Total amortized cost	$ 5,268,743	$ 5,194,908
Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	84,978	97,978
30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	13,249	7,714
60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	2,231	5,887
More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	69,498	84,377
Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	5,183,765	5,096,930
Commercial loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	737,944	799,644
Commercial loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,603	18,425
Commercial loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	53	109
Commercial loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	50
Commercial loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,550	18,266
Commercial loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	719,341	781,219
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	105,407	72,462
Commercial loans | Overdrafts | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	1	90
Commercial loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Overdrafts | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	1	90
Commercial loans | Overdrafts | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	105,406	72,372
Commercial loans | Government
Financing Receivable, Past Due [Line Items]
Total amortized cost	259,572	279,417
Commercial loans | Government | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial loans | Government | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	259,572	279,417
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Total amortized cost	372,965	447,765
Commercial loans | Commercial and industrial | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,602	18,335
Commercial loans | Commercial and industrial | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	53	109
Commercial loans | Commercial and industrial | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	50
Commercial loans | Commercial and industrial | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	18,549	18,176
Commercial loans | Commercial and industrial | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	354,363	429,430
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	693,164	760,162
Commercial real estate loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	4,739	7,010
Commercial real estate loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	710
Commercial real estate loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	1,552
Commercial real estate loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	4,739	4,748
Commercial real estate loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	688,425	753,152
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Total amortized cost	683,519	715,342
Commercial real estate loans | Commercial mortgage | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	4,739	7,010
Commercial real estate loans | Commercial mortgage | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	710
Commercial real estate loans | Commercial mortgage | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	1,552
Commercial real estate loans | Commercial mortgage | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	4,739	4,748
Commercial real estate loans | Commercial mortgage | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	678,780	708,332
Commercial real estate loans | Construction
Financing Receivable, Past Due [Line Items]
Total amortized cost	9,645	44,820
Commercial real estate loans | Construction | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Commercial real estate loans | Construction | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	9,645	44,820
Consumer loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	214,752	230,752
Consumer loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	2,770	2,259
Consumer loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	594	591
Consumer loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	730	262
Consumer loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,446	1,406
Consumer loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	211,982	228,493
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Total amortized cost	42,297	25,063
Consumer loans | Overdrafts | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	5	2
Consumer loans | Overdrafts | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Consumer loans | Overdrafts | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	0	0
Consumer loans | Overdrafts | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	5	2
Consumer loans | Overdrafts | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	42,292	25,061
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Total amortized cost	21,529	22,670
Consumer loans | Automobile financing | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	208	217
Consumer loans | Automobile financing | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	56	55
Consumer loans | Automobile financing | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	34	35
Consumer loans | Automobile financing | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	118	127
Consumer loans | Automobile financing | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	21,321	22,453
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Total amortized cost	72,853	68,259
Consumer loans | Credit card | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,437	938
Consumer loans | Credit card | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	471	480
Consumer loans | Credit card | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	681	224
Consumer loans | Credit card | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	285	234
Consumer loans | Credit card | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	71,416	67,321
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Total amortized cost	78,073	114,760
Consumer loans | Other consumer | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,120	1,102
Consumer loans | Other consumer | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	67	56
Consumer loans | Other consumer | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	15	3
Consumer loans | Other consumer | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,038	1,043
Consumer loans | Other consumer | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	76,953	113,658
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	3,622,883	3,404,350
Residential mortgage loans | Total past due loans
Financing Receivable, Past Due [Line Items]
Total amortized cost	58,866	70,284
Residential mortgage loans | 30 - 59 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	12,602	6,304
Residential mortgage loans | 60 - 89 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	1,501	4,023
Residential mortgage loans | More than 90 days
Financing Receivable, Past Due [Line Items]
Total amortized cost	44,763	59,957
Residential mortgage loans | Total current
Financing Receivable, Past Due [Line Items]
Total amortized cost	$ 3,564,017	$ 3,334,066